Note 8 - Capital Stock and Reserves - Weighted Average Assumptions (Details) - Agent warrants [member]	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair value of option [member]
Statement Line Items [Line Items]
Assumptions	7.95	3.81	0
Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	8.09	10	0
Expected life [member]
Statement Line Items [Line Items]
Assumptions	4.78	2	0
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.0409	0.033	0
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.13	1.20	0
Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0	0